Biological assets	12 Months Ended
Dec. 31, 2018
Disclosure of biological assets [Abstract]
Disclosure of biological assets, agriculture produce at point of harvest and government grants related to biological assets [text block]
(11)	Biological assets

For the years ended December 31, 2018, 2017 and 2016, biological assets are as follows:

	Current biological assets	Non-current biological assets	Total
Balance as of January 1, 2018	$1,942,193	1,617,503	3,559,696
Increase due to purchases	334,710	629,902	964,612
Sales	-	(119,297)	(119,297)
Net increase due to births	274,286	2,292,178	2,566,464
Production cost	33,189,920	1,729,478	34,919,398
Depreciation	-	(2,136,224)	(2,136,224)
Transfers to inventories	(33,690,071)	(2,292,178)	(35,982,249)
Other	22,488	366	22,854
Balance as of December 31, 2018	$2,073,526	1,721,728	3,795,254

	Current biological assets	Non-current biological assets	Total
Balance as of January 1, 2017	$1,961,191	1,668,543	3,629,734
Increase due to purchases	291,361	599,273	890,634
Sales	-	(87,230)	(87,230)
Net increase due to births	277,621	2,112,110	2,389,731
Production cost	30,892,045	1,532,189	32,424,234
Depreciation	-	(2,058,461)	(2,058,461)
Transfers to inventories	(31,435,017)	(2,112,110)	(33,547,127)
Other	(45,008)	(36,811)	(81,819)
Balance as of December 31, 2017	$1,942,193	1,617,503	3,559,696

	Current biological assets	Non-current biological assets	Total
Balance as of January 1, 2016	$1,651,794	1,434,131	3,085,925
Increase due to purchases	237,525	604,527	842,052
Sales	-	(109,776)	(109,776)
Net increase due to births	240,085	2,034,670	2,274,755
Production cost	29,620,380	1,515,440	31,135,820
Depreciation	-	(1,903,086)	(1,903,086)
Transfers to inventories	(29,886,985)	(2,034,670)	(31,921,655)
Other	98,392	127,307	225,699
Balance as of December 31, 2016	$1,961,191	1,668,543	3,629,734

The “Other” category includes the change in fair value of biological assets that resulted in a decrease of $22,270 in 2018, increase of $22,598 in 2017 and decrease of $18,276 in 2016, respectively.

The Company is exposed to different risks relating to its biological assets:

•	Future excesses in the offer of poultry products and a decline in the demand growth of the chicken industry may negatively affect the Company’s results.

•	Increases in raw material prices and price volatility may negatively affect the Company’s margins and results.

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In addition, in the case of the Company’s operations in the United States of America, the cost of corn and grain may be affected by an increase in the demand for ethanol, which may reduce the market’s available corn inventory.

•	Operations in Mexico and the United States of America are based on animal breeding and meat processing, which are subject to sanitary risks and natural disasters.

•	Hurricanes and other adverse climate conditions may result in additional inventory losses and damage to the Company’s facilities and equipment.